Transactions and Balances with Related Parties (Details) - Schedule of Transactions with Related Parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transactions with Related Parties [Abstract]
Compensations to key officers	[1]	$ 1,746	$ 1,784	$ 1,241
Compensation to directors	[2]	1,525	837	733
Directors’ and officers’ insurance		771	846	788
Consultant services	[3]	180	218
Interest and discount amortizations of loans from Jeffs’ Brands related parties	[4]		42	172
Finance expense on Screenz payable balance (note 4D)			212	169
Compensation to member of senior management of Gix Internet	[5]	188	34
Eventer sales and marketing expenses to Keshet (note 4D)			165	279
Eventer revenues from related parties				23
Eventer general and administrative expenses to Screenz			41	13
Jeffs’ Brands cost of revenues from related parties	[6]	545
Jeffs’ Brands income from related parties	[7]	255
Jeffs’ Brands revenue sharing payment	[8]	17
Management fees from Parazero included in other income (note 4L)		50
Other income from credit line to Parazero (note 4L)		$ 40

[1]	Includes granted options benefit in the aggregated amount of USD 80 thousand, USD 263 thousand and USD 583 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision of bonus of approximately USD 145 thousand and USD 308 thousand, for each of the years ended December 31, 2023, and 2022, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 112 thousand for the year ended December 31, 2023.
[2]	Includes granted options benefit in the aggregated amount of USD 165 thousand, USD 81 thousand and USD 195 thousand for the years ended December 31, 2023, 2022 and 2021, respectively and provision and payments of bonus of approximately USD 119 thousand, USD 77 thousand and USD 86 thousand for the years ended December 31, 2023, 2022 and 2021, respectively. Also, includes grant of restricted share units (RSUs) in the aggregated amount of USD 193 thousand for the year ended December 31, 2023.
[3]	Includes consulting fees to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.
[4]	Includes interest and discount amortizations of loans to related parties of the Company’s subsidiary Jeffs’ Brands.
[5]	Compensation to Cortex’s CTO, a related party of Gix Internet.
[6]	Includes inventory storage expenses to Pure NJ Logistics LLC who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.
[7]	Includes consulting income and a one-time signing bonus from SciSparc Nutraceuticals who is a related party of the Company’s subsidiary Jeffs’ Brands. See note 4E.
[8]	Includes revenue sharing to Pure Capital who is a related party of the Company’s subsidiary Jeffs’ Brands.